EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Earnings Per Common Share

The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Net income (loss)—basic and diluted	$15,044	$2,446	$(11,120)	$3,988
Accretion of Class L preference	-	20,299	-	58,401
Accretion of Class L preference for vested options	-	668	-	4,660

Net income (loss) available to common shareholders	$15,044	$(18,521)	$(11,120)	$(59,073)

Allocation of net income (loss) to common stockholders—basic and diluted:
Class L	$-	$20,299	$-	$58,401
Common stock	$15,044	$(18,521)	$(11,120)	$(59,073)

Weighted average number of common shares:
Class L—basic and diluted	-	1,327,115	-	1,325,903
Common stock:
Basic	64,916,558	6,062,664	61,815,607	6,057,128
Diluted	66,831,413	6,062,664	61,815,607	6,057,128

Earnings (loss) per common share:
Class L—basic and diluted	$-	$15.30	$-	$44.05
Common stock:
Basic	$0.23	$(3.05)	$(0.18)	$(9.75)
Diluted	$0.23	$(3.05)	$(0.18)	$(9.75)

The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Years ended December 31,
	2010	2011	2012
Net (loss) income—basic and diluted	$(9,994)	$4,759	$8,162
Accretion of Class L preference	64,712	71,568	79,211
Accretion of Class L preference for vested options	1,251	1,274	5,436

Net (loss) available to common shareholders	$(75,957)	$(68,083)	$(76,485)

Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	$64,712	$71,568	$79,211
Class A	$(75,957)	$(68,083)	$(76,485)

Weighted average number of common shares—basic and diluted:
Class L	1,315,153	1,317,273	1,326,206
Class A	6,006,960	6,016,733	6,058,512

Earnings (loss) per common share—basic and diluted:
Class L	$49.21	$54.33	$59.73
Class A	$(12.64)	$(11.32)	$(12.62)